UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-5276_

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

Item I. Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/07 is included with this Form.

Annual Report
■ Value Line Strategic Asset Management Trust (“The Trust”)	To Contractowners

Stephen E. Grant, Portfolio Manager (right)
Jeffrey D. Geffen, Director of Bond Management (left)

Objective:

High total investment return consistent with reasonable risk

Inception Date:

October 1, 1987

Net Assets at December 31, 2007: $605,132,728

Portfolio composition at December 31, 2007:

(Percentage of Total
Net Assets)

An Update from Trust Management (Unaudited)

We are pleased to report that the Trust earned a total return of 15.28% in 2007. That compared with a total return of 5.49% for the S&P 500 Stock Index and a total return of 7.23% for the Lehman Government/Credit Bond Index. This marked the third time in four years that the Trust outperformed both indices.

In selecting stocks, we rely on the Value Line Timeliness Ranking and Performance Ranking Systems. These proprietary systems favor companies with strong relative earnings momentum and stock price momentum. These are the type of stocks that did particularly well in 2007. The year saw growth stocks, those with consistent long-term records of earnings and stock price advances, outperform so-called value stocks.

In allocating assets, we are guided by Value Line’s proprietary stock market and bond market models, which incorporate a number of economic and financial variables. The Trust’s allocation remained at about 75% stocks, 10%–15% bonds, and 10%–15% cash throughout the year, as the models’ guidance changed very little. We are gratified to note that the Trust’s average annual total return of 11.19% since inception in 1987 has been achieved even while holding a significant portion of assets in bonds and cash, which has limited the risk exposure of our shareholders. Steve Grant has been lead portfolio manager of the Trust since 1991.

The views expressed above are those of the Trust’s portfolio manager(s) as of December 31, 2007 and are subject to change without notice. They do not necessarily represent the views of Value Line. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of the Trust, any individual security, any market or market segment. The composition of the Trust’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Common Stock Holdings (As of 12/31/2007)

Company	Percentage of Total Net Assets
Thermo Fisher Scientific, Inc.	1.07%
Monsanto Co.	1.03%
ITT Corp.	0.99%
Praxair, Inc.	0.94%
Johnson Controls, Inc.	0.94%
Precision Castparts Corp.	0.92%
Jacobs Engineering Group, Inc.	0.92%
Range Resources Corp.	0.91%
Intuitive Surgical, Inc.	0.91%
McDermott International, Inc.	0.82%

About information in this report:

•	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Lehman Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST          1

Annual Report
■ Value Line Strategic Asset Management Trust (“The Trust”)	To Contractowners

Equity Sector Weightings vs. Index (As of 12/31/2007) (Unaudited)

Average Annual Total Returns (For periods ended 12/31/2007)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception
Value Line Strategic Asset Management Trust	15.28%	10.35%	11.93%	8.01%	11.19%
60%/40% S&P 500 Index: Lehman Gov’t/Credit Bond Index	6.19%	6.95%	9.47%	5.95%	9.27%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Growth of a Hypothetical $10,000 Investment

To give you a comparison, the chart below shows you the performance of a hypothetical $10,000 investment made 10 years ago in the Value Line Strategic Asset Management Trust to that of the 60/40 S&P 500 Index/Lehman Government/Credit Bond Index. Index returns do not include the fees and expenses of the Trust, but do include the reinvestment of dividends.

2          VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

Annual Report
■ Value Line Strategic Asset Management Trust (“The Trust”)	To Contractowners

Trust Expenses (Unaudited)

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2007 and held for six months ended December 31, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,041.30	$4.06	0.79%
Hypothetical (5% return before expenses)	$1,000	$1,021.22	$4.02	0.79%

*	Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST          3

■  Value Line Strategic Asset Management Trust

Schedule of Investments

December 31, 2007

Common Stocks — 78.7%

Shares		Value
Aerospace/Defense — 4.2%
12,000	Alliant Techsystems, Inc. *	$1,365,120
35,000	BE Aerospace, Inc. *	1,851,500
18,000	Boeing Co. (The)	1,574,280
19,730	DRS Technologies, Inc.	1,070,747
22,000	General Dynamics Corp.	1,957,780
18,500	Goodrich Corp.	1,306,285
21,000	L-3 Communications Holdings, Inc.	2,224,740
14,000	Lockheed Martin Corp.	1,473,640
16,000	Northrop Grumman Corp.	1,258,240
40,000	Precision Castparts Corp.	5,548,000
23,500	Raytheon Co.	1,426,450
58,000	Rockwell Collins, Inc.	4,174,260
		25,231,042
Apparel — 0.9%
31,000	Gildan Activewear, Inc. Class A *	1,275,960
54,000	Guess?, Inc.	2,046,060
28,000	Phillips-Van Heusen Corp.	1,032,080
18,000	VF Corp.	1,235,880
		5,589,980
Auto Parts — 1.3%
44,000	BorgWarner, Inc.	2,130,040
157,000	Johnson Controls, Inc.	5,658,280
		7,788,320
Bank — 1.1%
62,000	Bank of Hawaii Corp.	3,170,680
116,000	Wells Fargo & Co.	3,502,040
		6,672,720
Bank–Canadian — 0.4%
36,800	Royal Bank of Canada	1,878,272
11,284	Toronto-Dominion Bank (The)	789,316
		2,667,588
Bank–Foreign — 0.3%
80,400	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,949,700
Bank–Midwest — 0.4%
18,000	Marshall & Ilsley Corp.	476,640
25,000	Northern Trust Corp.	1,914,500
		2,391,140
Beverage–Soft Drink — 0.7%
21,000	Coca-Cola Co. (The)	1,288,770
30,000	Pepsi Bottling Group, Inc.	1,183,800
15,000	PepsiAmericas, Inc.	499,800
20,000	PepsiCo, Inc.	1,518,000
		4,490,370
Biotechnology — 0.2%
12,100	United Therapeutics Corp. *	1,181,565
Building Materials — 1.7%
15,000	Fluor Corp.	2,185,800
58,000	Jacobs Engineering Group, Inc. *	5,545,380
8,000	Martin Marietta Materials, Inc.	1,060,800
15,000	Vulcan Materials Co.	1,186,350
		9,978,330
Cable TV — 0.2%
27,000	Rogers Communications, Inc. Class B	$1,221,750
Chemical–Basic — 0.5%
21,000	Agrium, Inc.	1,516,410
22,000	FMC Corp.	1,200,100
		2,716,510

Chemical–Diversified — 1.8%
22,000	Air Products & Chemicals, Inc.	2,169,860
40,200	Albemarle Corp.	1,658,250
56,000	Monsanto Co.	6,254,640
16,000	Pall Corp.	645,120
		10,727,870
Chemical–Specialty — 2.9%
39,000	Airgas, Inc.	2,032,290
85,000	Ecolab, Inc.	4,352,850
18,500	Lubrizol Corp. (The)	1,001,960
8,000	Mosaic Co. (The) *	754,720
64,000	Praxair, Inc.	5,677,440
17,000	Sherwin-Williams Co. (The)	986,680
48,400	Sigma-Aldrich Corp.	2,642,640
		17,448,580
Computer & Peripherals — 0.8%
64,000	EMC Corp. *	1,185,920
50,000	Hewlett-Packard Co.	2,524,000
41,000	Western Digital Corp. *	1,238,610
		4,948,530
Computer Software & Services — 1.8%
34,000	Accenture Ltd. Class A	1,225,020
58,000	Cognizant Technology Solutions Corp. Class A *	1,968,520
23,000	DST Systems, Inc. *	1,898,650
38,000	Infosys Technologies Ltd. ADR	1,723,680
35,000	Microsoft Corp.	1,246,000
58,000	Oracle Corp. *	1,309,640
40,000	SEI Investments Co.	1,286,800
17,600	VeriFone Holdings, Inc. *	409,200
		11,067,510
Diversified Companies — 5.2%
16,000	Acuity Brands, Inc.	720,000
73,500	AMETEK, Inc.	3,442,740
41,000	Barnes Group, Inc.	1,368,990
24,000	Brink’s Co. (The)	1,433,760
45,600	Danaher Corp.	4,000,944
21,000	Honeywell International, Inc.	1,292,970
91,000	ITT Corp.	6,009,640
84,000	McDermott International, Inc. *	4,958,520
16,000	Parker Hannifin Corp.	1,204,960
13,000	SPX Corp.	1,337,050
24,400	Textron, Inc.	1,739,720
36,000	United Technologies Corp.	2,755,440
13,600	Valmont Industries, Inc.	1,212,032
		31,476,766

4          See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2007
Shares		Value
Drug — 2.7%
22,000	Alexion Pharmaceuticals, Inc. *	$1,650,660
27,400	Allergan, Inc.	1,760,176
71,000	Celgene Corp. *	3,280,910
38,000	Covance, Inc. *	3,291,560
78,000	Gilead Sciences, Inc. *	3,588,780
10,000	Immucor, Inc. *	339,900
52,000	Pharmaceutical Product Development, Inc.	2,099,240
		16,011,226
E-Commerce — 0.2%
10,800	Equinix, Inc. *	1,091,556
Educational Services — 0.5%
20,000	ITT Educational Services, Inc. *	1,705,400
6,700	Strayer Education, Inc.	1,142,886
		2,848,286
Electrical Equipment — 2.5%
16,000	Baldor Electric Co.	538,560
32,400	Cooper Industries Ltd. Class A	1,713,312
34,000	Emerson Electric Co.	1,926,440
43,000	FLIR Systems, Inc. *	1,345,900
20,000	Garmin Ltd.	1,940,000
34,000	General Cable Corp. *	2,491,520
34,000	Thomas & Betts Corp. *	1,667,360
94,000	Trimble Navigation Ltd. *	2,842,560
7,000	W.W. Grainger, Inc.	612,640
6,000	WESCO International, Inc. *	237,840
		15,316,132
Electrical Utility–Central — 0.4%
22,000	Entergy Corp.	2,629,440
Electrical Utility–East — 0.6%
25,000	Exelon Corp.	2,041,000
21,000	FirstEnergy Corp.	1,519,140
		3,560,140
Electrical Utility–West — 0.3%
33,000	Sempra Energy	2,042,040
Electronics — 1.6%
68,000	Amphenol Corp. Class A	3,153,160
41,000	Harris Corp.	2,569,880
47,000	MEMC Electronic Materials, Inc. *	4,159,030
		9,882,070
Environmental — 1.1%
79,500	Republic Services, Inc.	2,492,325
42,000	Stericycle, Inc. *	2,494,800
57,000	Waste Connections, Inc. *	1,761,300
		6,748,425
Financial Services–Diversified — 2.5%
14,000	Affiliated Managers Group, Inc. *	1,644,440
12,500	BlackRock, Inc. Class A	2,710,000
26,000	Eaton Vance Corp.	1,180,660
15,000	Franklin Resources, Inc.	1,716,450
56,000	Leucadia National Corp.	2,637,600
26,000	Loews Corp.	1,308,840
6,000	Metavante Technologies, Inc. *	139,920
33,000	Principal Financial Group, Inc.	2,271,720
26,000	T. Rowe Price Group, Inc.	1,582,880
		15,192,510
Food Processing — 1.0%
6,000	Bunge Ltd.	$698,460
56,000	Flowers Foods, Inc.	1,310,960
13,000	Hormel Foods Corp.	526,240
6,000	Ralcorp Holdings, Inc. *	364,740
36,000	Unilever PLC ADR	1,347,120
25,000	Wm. Wrigley Jr. Co.	1,463,750
		5,711,270
Health Care Information Systems — 0.2%
22,000	Cerner Corp. *	1,240,800
Home Appliances — 0.4%
49,000	Toro Co. (The)	2,667,560
Hotel/Gaming — 0.4%
15,000	Harrah’s Entertainment, Inc.	1,331,250
20,000	Vail Resorts, Inc. *	1,076,200
		2,407,450
Household Products — 0.7%
25,000	Church & Dwight Company, Inc.	1,351,750
13,000	Energizer Holdings, Inc. *	1,457,690
5,000	Scotts Miracle-Gro Co. (The) Class A	187,100
37,000	Tupperware Brands Corp.	1,222,110
		4,218,650
Human Resources — 0.2%
30,500	Watson Wyatt Worldwide, Inc. Class A	1,415,505

Industrial Services — 1.7%
53,000	C.H. Robinson Worldwide, Inc.	2,868,360
54,800	EMCOR Group, Inc. *	1,294,924
23,000	FTI Consulting, Inc. *	1,417,720
42,000	Geo Group, Inc. (The) *	1,176,000
44,400	Iron Mountain, Inc. *	1,643,688
29,342	URS Corp. *	1,594,171
		9,994,863
Information Services — 1.1%
27,000	Alliance Data Systems Corp. *	2,024,730
32,000	Dun & Bradstreet Corp. (The)	2,836,160
21,000	FactSet Research Systems, Inc.	1,169,700
18,000	Moody’s Corp.	642,600
		6,673,190
Insurance–Life — 1.4%
37,000	AFLAC, Inc.	2,317,310
66,000	Manulife Financial Corp.	2,689,500
35,000	MetLife, Inc.	2,156,700
15,000	Prudential Financial, Inc.	1,395,600
		8,559,110
Insurance–Property & Casualty — 1.0%
15,000	ACE Ltd.	926,700
28,000	Assurant, Inc.	1,873,200
28,000	Chubb Corp. (The)	1,528,240
3,000	HCC Insurance Holdings, Inc.	86,040
32,000	Sun Life Financial, Inc.	1,790,080
		6,204,260
Internet — 0.3%
2,400	Google, Inc. Class A *	1,659,552

See notes to financial statements.          5

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2007
Shares		Value
Machinery — 4.6%
5,000	Bucyrus International, Inc. Class A	$496,950
17,000	Caterpillar, Inc.	1,233,520
23,000	Deere & Co.	2,141,760
16,000	Flowserve Corp.	1,539,200
30,000	Foster Wheeler Ltd. *	4,650,600
49,600	Gardner Denver, Inc. *	1,636,800
17,000	Graco, Inc.	633,420
42,000	IDEX Corp.	1,517,460
6,000	Kaydon Corp.	327,240
44,000	Lennox International, Inc.	1,822,480
67,200	Manitowoc Company, Inc. (The)	3,281,376
18,100	Robbins & Myers, Inc.	1,368,903
42,000	Roper Industries, Inc.	2,626,680
30,000	Snap-on, Inc.	1,447,200
48,000	Terex Corp. *	3,147,360
		27,870,949
Medical Services — 2.1%
54,256	DaVita, Inc. *	3,057,326
20,000	Healthways, Inc. *	1,168,800
24,000	Humana, Inc. *	1,807,440
32,000	Psychiatric Solutions, Inc. *	1,040,000
74,000	Sierra Health Services, Inc. *	3,105,040
29,573	WellPoint, Inc. *	2,594,439
		12,773,045
Medical Supplies — 4.9%
9,600	Alcon, Inc.	1,373,184
10,000	ArthroCare Corp. *	480,500
29,000	Bard (C.R.), Inc.	2,749,200
25,000	Baxter International, Inc.	1,451,250
23,000	Becton Dickinson & Co.	1,922,340
18,500	Charles River Laboratories International, Inc. *	1,217,300
50,000	DENTSPLY International, Inc.	2,251,000
66,000	Henry Schein, Inc. *	4,052,400
30,000	Hologic, Inc. *	2,059,200
54,000	IDEXX Laboratories, Inc. *	3,166,020
27,000	Illumina, Inc. *	1,600,020
17,000	Intuitive Surgical, Inc. *	5,516,500
26,000	McKesson Corp.	1,703,260
		29,542,174
Metals Fabricating — 1.1%
24,000	Chicago Bridge & Iron Co. N.V. ADR	1,450,560
52,000	Harsco Corp.	3,331,640
28,400	Kennametal, Inc.	1,075,224
17,000	Shaw Group, Inc. (The) *	1,027,480
		6,884,904
Natural Gas–Distribution — 0.2%
40,950	Southern Union Co.	1,202,292
Natural Gas–Diversified — 1.9%
48,000	Energen Corp.	3,083,040
70,000	Equitable Resources, Inc.	3,729,600
96,110	XTO Energy, Inc.	4,936,210
		11,748,850
Oilfield Services/Equipment — 1.0%
17,000	Exterran Holdings, Inc. *	1,390,600
84,000	FMC Technologies, Inc. *	4,762,800
		6,153,400
Packaging & Container — 0.6%
30,000	AptarGroup, Inc.	$1,227,300
14,000	Ball Corp.	630,000
32,000	Owens-Illinois, Inc. *	1,584,000
		3,441,300
Petroleum–Integrated — 0.2%
14,800	Total S.A. ADR	1,222,480
Petroleum–Producing — 1.3%
107,700	Range Resources Corp.	5,531,472
46,000	Tenaris S.A. ADR	2,057,580
		7,589,052
Pharmacy Services — 1.3%
34,000	CVS Caremark Corp.	1,351,500
64,000	Express Scripts, Inc. *	4,672,000
18,000	Medco Health Solutions, Inc. *	1,825,200
		7,848,700
Power — 0.6%
60,000	AES Corp. (The) *	1,283,400
46,600	Covanta Holding Corp. *	1,288,956
43,000	Reliant Energy, Inc. *	1,128,320
		3,700,676
Precision Instrument — 1.7%
21,000	Mettler Toledo International, Inc. *	2,389,800
112,000	Thermo Fisher Scientific, Inc. *	6,460,160
21,000	Waters Corp. *	1,660,470
		10,510,430
R.E.I.T. — 0.7%
78,000	Corrections Corp. of America *	2,301,780
34,000	ProLogis	2,154,920
		4,456,700
Railroad — 1.2%
26,000	Burlington Northern Santa Fe Corp.	2,163,980
32,000	Canadian National Railway Co.	1,501,760
6,800	CP Holders, Inc.	989,944
40,000	Kansas City Southern *	1,373,200
29,000	Norfolk Southern Corp.	1,462,760
		7,491,644
Restaurant — 1.0%
46,000	Darden Restaurants, Inc.	1,274,660
20,000	McDonald’s Corp.	1,178,200
84,750	Sonic Corp. *	1,856,025
42,000	Yum! Brands, Inc.	1,607,340
		5,916,225
Retail–Automotive — 0.4%
68,000	O’Reilly Automotive, Inc. *	2,205,240
Retail–Special Lines — 1.2%
104,000	Coach, Inc. *	3,180,320
48,000	Dick’s Sporting Goods, Inc. *	1,332,480
22,000	GameStop Corp. Class A *	1,366,420
54,000	Men’s Wearhouse, Inc. (The)	1,456,920
		7,336,140

6          See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2007
Shares		Value
Retail Store — 0.5%
19,000	Costco Wholesale Corp.	$1,325,440
48,000	Nordstrom, Inc.	1,763,040
		3,088,480
Securities Brokerage — 1.0%
14,000	Bear Stearns Companies, Inc. (The)	1,235,500
2,800	CME Group, Inc.	1,920,800
8,800	Goldman Sachs Group, Inc. (The)	1,892,440
28,500	Raymond James Financial, Inc.	930,810
		5,979,550
Semiconductor — 0.2%
40,500	NVIDIA Corp. *	1,377,810
Shoe — 0.6%
10,000	Deckers Outdoor Corp. *	1,550,600
26,000	NIKE, Inc. Class B	1,670,240
7,000	Wolverine World Wide, Inc.	171,640
		3,392,480
Steel — General — 0.7%
20,000	Cleveland-Cliffs, Inc.	2,016,000
32,000	Nucor Corp.	1,895,040
		3,911,040
Telecommunication Services — 3.0%
66,000	American Tower Corp. Class A *	2,811,600
36,000	AT&T, Inc.	1,496,160
62,000	Crown Castle International Corp. *	2,579,200
17,000	Millicom International Cellular S.A. *	2,004,980
21,000	Mobile TeleSystems ADR	2,137,590
21,000	NII Holdings, Inc. *	1,014,720
18,700	Telephone and Data Systems, Inc.	1,170,620
56,000	Time Warner Telecom, Inc. Class A *	1,136,240
65,000	Vimpel-Communications ADR	2,704,000
31,000	Vodafone Group PLC ADR	1,156,920
		18,212,030
Telecommunications Equipment — 0.8%
30,000	Anixter International, Inc. *	1,868,100
27,000	Ciena Corp. *	920,970
40,000	Cisco Systems, Inc. *	1,082,800
24,000	CommScope, Inc. *	1,181,040
		5,052,910
Tire & Rubber — 0.2%
29,600	Carlisle Companies, Inc.	1,096,088
Tobacco — 0.2%
16,900	British American Tobacco PLC ADR	1,327,664
Wireless Networking — 0.3%
44,000	SBA Communications Corp. Class A *	1,488,960
	Total Common Stocks (Cost $296,567,797)	476,443,519

Principal Amount		Value
U.S. Treasury Obligations — 2.1%
$3,000,000	U.S. Treasury Notes, 4.00%, 11/15/12	$3,080,859
8,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	9,688,128
	Total U.S. Treasury Obligations (Cost $11,386,607)	12,768,987

U.S. Government Agency Obligations — 7.1%
2,000,000	Federal Home Loan Bank, 4.10%, 6/13/08	1,996,348
4,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	3,999,372
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	1,009,388
2,000,000	Federal Home Loan Mortgage Corp., 5.88%, 3/21/11	2,133,840
2,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	2,047,570
480,113	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	480,584
276,536	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	276,835
138,135	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	138,284
845,554	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	846,470
1,220,381	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	1,225,592
3,907,148	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	3,960,689
5,000,000	Federal National Mortgage Association, 3.25%, 1/15/08	4,997,075
2,240,425	Federal National Mortgage Association, 5.00%, 11/1/34	2,188,481
1,598,922	Government National Mortgage Association, 5.50%, 1/15/36	1,610,752
15,697,733	Government National Mortgage Association, 5.50%, 8/20/37	15,730,236
	Total U.S. Government Agency Obligations (Cost $42,201,572)	42,641,516

Corporate Bonds & Notes — 0.8%
Financial Services–Diversified — 0.8%
6,000,000	SLM Corp., 4.38%, 4/1/14 (1)	4,813,800
	Total Corporate Bonds & Notes (Cost $5,970,058)	4,813,800
	Total Investment Securities — 88.7% (Cost $356,126,034)	$536,667,822

See notes to financial statements.          7

Schedule of Investments (Continued)

December 31, 2007
Principal Amount		Value
Short-Term Investments-13.9%
Repurchase Agreements — 11.2%

$34,900,000	With Morgan Stanley, 0.95%, dated 12/31/07, due 1/2/08, delivery value $34,901,842 (collateralized by $25,710,000 U.S. Treasury Notes 8.75%, due 5/15/20, with a value of $36,812,579)	$34,900,000

33,000,000	With State Street Bank & Trust, 0.70%, dated 12/31/07, due 1/2/08, delivery value $33,001,925 (collateralized by $33,580,000 U.S. Treasury Notes 3.25% due 12/31/09, with a value of $33,711,172)	33,000,000

U.S. Government Agency Obligations — 2.7%

10,000,000	Federal Home Loan Bank, 5.25%, 1/18/08	10,000,000

6,000,000	Federal Home Loan Bank, 5.25%, 1/30/08	6,002,694
	Total Short-Term Investments (Cost $83,900,000)	83,902,694
Excess Of Liabilities Over Cash And Other Assets — (–2.6%)		(15,437,788)
Net Assets — 100.0%		$605,132,728
Net Asset Value Per Outstanding Share ($605,132,728 ÷ 25,566,295 shares outstanding)		$23.67

*	Non-income producing.
(1)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

ADR — American Depositary Receipt

8          See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

December 31, 2007

ASSETS:
Investment securities, at value (cost — $356,126,034)	$536,667,822
Repurchase agreements (cost — $67,900,000)	67,900,000
Short-term Investments (cost — $16,000,000)	16,002,694
Cash	77,250
Interest and dividends receivable	1,111,034
Receivable for capital shares sold	46,188
Total Assets	621,804,988

LIABILITIES:
Payable for securities purchased	15,672,061
Payable for capital shares repurchased	592,663
Accrued expenses:
Advisory fee	260,168
Service and distribution plan fees	130,101
Trustees’ fees and expenses	10,629
Other	6,638
Total Liabilities	16,672,260
Net Assets	$605,132,728

NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 25,566,295 shares)	$255,663
Additional paid-in capital	352,051,501
Undistributed net investment income	6,675,097
Accumulated net realized gain on investments	65,605,924
Net unrealized appreciation of investments and foreign currency translations	180,544,543
Net Assets	$605,132,728

Net Asset Value Per Outstanding Share ($605,132,728 ÷ 25,566,295 shares outstanding)	$23.67

Statement of Operations

For the Year Ended
December 31, 2007

INVESTMENT INCOME:
Interest	$6,877,090
Dividends (net of foreign withholding tax of $53,706)	4,698,830
Total Income	11,575,920

Expenses:
Advisory fee	3,137,280
Service and distribution plan fees	2,509,823
Auditing and legal fees	185,125
Custodian fees	89,379
Trustees’ fees and expenses	46,202
Printing	1,500
Other	9,105
Total Expenses Before Custody Credits and Waivers	5,978,414
Less: Service and Distribution Plan Fees Waived	(1,059,491)
Less: Custody Credits	(3,780)
Net Expenses	4,915,143
Net Investment Income	6,660,777

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net realized gain	65,447,896
Change in net unrealized appreciation/(depreciation)	17,527,233
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	82,975,129
NET INCREASE IN NET ASSETS FROM OPERATIONS	$89,635,906

See notes to financial statements.          9

■  Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
Operations:
Net investment income	$6,660,777	$5,889,620
Net realized gain on investments	65,447,896	67,651,282
Change in net unrealized appreciation/(depreciation)	17,527,233	(29,325,123)
Net increase in net assets from operations	89,635,906	44,215,779

Distributions to Shareholders:
Net investment income	(5,889,470)	(6,173,854)
Net realized gains	(67,368,056)	(9,395,412)
Decrease in net assets from distributions to shareholders	(73,257,526)	(15,569,266)

Trust Share Transactions:
Proceeds from sale of shares	8,576,426	8,380,309
Proceeds from reinvestment of dividends and distributions to shareholders	73,257,526	15,569,266
Cost of shares repurchased	(121,753,864)	(134,933,877)
Net decrease from trust share transactions	(39,919,912)	(110,984,302)

Total Decrease in Net Assets	(23,541,532)	(82,337,789)

NET ASSETS:
Beginning of year	628,674,260	711,012,049
End of year	$605,132,728	$628,674,260
Undistributed net investment income, at end of year	$6,675,097	$5,903,017

10          See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

	Years Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$23.16	$22.22	$20.46	$18.30	$15.82
Income from investment operations:
Net investment income	0.28	0.24	0.20	0.09	0.07
Net gain/(loss) on securities (both realized and unrealized)	3.22	1.23	1.65	2.13	2.53
Total from investment operations	3.50	1.47	1.85	2.22	2.60
Less distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.09)	(0.06)	(0.12)
Distributions from net realized gains	(2.75)	(0.32)	—	—	—
Total Distributions	(2.99)	(0.53)	(0.09)	(0.06)	(0.12)

Net asset value, end of year	$23.67	$23.16	$22.22	$20.46	$18.30
Total return*	15.28%	6.85%	9.08%	12.19%	16.53%
Ratios/supplemental data:
Net assets, end of year (in thousands)	$605,133	$628,674	$711,012	$773,541	$788,773
Ratio of expenses to average net assets (1)	0.95%	0.97%	0.95%	0.94%	0.96%
Ratio of expenses to average net assets (2)	0.78%	0.88%	0.95%	0.94%	0.96%
Ratio of net investment income to average net assets	1.06%	0.87%	0.84%	0.42%	0.35%
Portfolio turnover rate	26%	26%	33%	41%	30%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all years shown.

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the waiver of a portion of the service and distribution plan fees by the Distributor, would not have changed for the years shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

See notes to financial statements.          11

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements

December 31, 2007

1.    Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the “Adviser”), deems appropriate.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Trust are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust’s financial statement disclosures.

(B) Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation” or “FIN 48”). The Interpretation

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2007

establishes for all entities, including pass-through entities such as the Trust, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of December 31, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and determined that there is no impact to the Trust’s financial statements at this time.

(D) Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. .

(F) Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/ (loss) on investments and changes in unrealized appreciation/ (depreciation) on investments.

(G) Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts

The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes

The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2007

2.	Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006
Shares sold	359,185	369,664
Shares issued in reinvestment of dividends and distributions	3,130,664	731,295
Shares repurchased	(5,067,551)	(5,950,640)
Net decrease	(1,577,702)	(4,849,681)
Dividends per share from net investment income	$0.241	$0.212
Distributions per share from net realized gains	$2.754	$0.323

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Year Ended December 31, 2007
PURCHASES:
U.S. Treasury and U.S. Government Agency Obligations	$21,621,697
Other Investment Securities	119,430,003
$141,051,700
SALES:
U.S. Treasury and U.S. Government Agency Obligations	$50,758,554
Other Investment Securities	201,759,198
$252,517,752

4.    Income Taxes

At December 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$440,026,034
Gross tax unrealized appreciation	$186,095,089
Gross tax unrealized depreciation	(5,550,607)
Net tax unrealized appreciation on investments	$180,544,482
Undistributed ordinary income	$6,675,589
Undistributed long-term gains	$65,605,924

Permanent book/tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Trust increased undistributed net investment income by $773 and decreased accumulated net realized gain on investments by $773. Net assets were not affected by this reclassification. These reclasses are primarily due to differing treatments of foreign currency translation.

The tax composition of distributions to shareholders for the years ended December 31, 2007 and December 31, 2006 were as follows:

	2007	2006
Ordinary income	$5,889,470	$6,173,854
Long-term capital gain	67,368,056	9,395,412
	$73,257,526	$15,569,266

Net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Trust’s next taxable year. For the period ended December 31, 2007, the Trust deferred to January 1, 2008 a post October currency loss of $493.

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $3,137,280 was paid or payable to Value Line, Inc. (the “Adviser”), the Trust’s investment adviser, for the year ended December 31, 2007. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages.

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2007

Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising, marketing, and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the year ended December 31, 2007, fees amounting to $2,509,823, before fee waivers, were accrued under the Plan. Effective May 23, 2006 the Distributor voluntarily waived 0.15% of the 12b-1 fee. Effective May 1, 2007, the Distributor contractually agreed to waive 0.15% of the Trust’s 12b-1 fee for a one year period. The fees waived amounted to $1,059,491. The Distributor has no right to recoup previously waived amounts.

For the year ended December 31, 2007, the Trust’s expenses were reduced by $3,780 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and Distributor are also officers and Trustees of the Trust.

■  Value Line Strategic Asset Management Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Value Line Strategic Asset Management Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Strategic Asset Management Trust (the “Trust”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 15, 2008

■  Value Line Strategic Asset Management Trust

Federal Tax Status of Distributions (Unaudited)

For corporate taxpayers 64.11% of the ordinary income distributions paid during the calendar year 2007, qualify for the corporate dividends received deductions. During the calendar year 2007, 64.58% of the ordinary income distribution are treated as qualified dividends. During the calendar year 2007, the Trust distributed $67,368,056 of long-term capital gain to its shareholders.

■  Value Line Strategic Asset Management Trust

Management Information

The following table sets forth information on each Trustee and Officer of the Trust. Each Director serves as a Trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Jean Bernhard Buttner Age 73	Chairman of the Board of Trustees and President	Since 1983
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc.; Chairman and President of each of the 14 Value Line Funds and Value Line Securities Inc. (the “Distributor”).
Value Line, Inc.

Non-Interested Trustees

John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Trustee (Lead Independent Trustee since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994-2004); Trustee Emeritus and Chairman (1993-1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None

Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Trustee	Since 2000	Retired. Customer Support Analyst, Duke Power Company, until April 2007.	None

Francis Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Trustee	Since 2000
Professor of History, Williams College, (1961 to 2003), Professor Emeritus since 2002, Professor Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Trustee	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987-1998.	None

Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Trustee	Since 1983	Chairman, Institute for Political Economy.	None

Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Trustee	Since 1996	Senior Financial Advisor, Veritable, L.P. (investment advisor) since 2004; Senior Financial Advisor, Hawthorne, (2001-2004).	None

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s trustees and is available, without charge, upon request by calling 1-800-221-3532.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

■  Value Line Strategic Asset Management Trust

Management Information (Continued)

Name, Address and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years
Officers
David T. Henigson Age 50	Vice President, Secretary and Chief Compliance Officer	Since 1994
Director, Vice President and Chief Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Corporate Controller of the Adviser until 2003; Chief Financial Officer of the Adviser, 2003-2005; Treasurer of the Adviser since 2005. Treasurer of each of the 14 Value Line Funds.

Howard A. Brecher Age 53	Assistant Secretary, Assistant Treasurer	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

■  Value Line Strategic Asset Management Trust

Form N-Q

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 2. Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)Audit Fees 2007 - $116,843

(b) Audit-Related fees – None.

(c) Tax Preparation Fees 2007 -$3,507

(d) All Other Fees – None

(e) (1)	Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

(e) (2) Not applicable.

(f) Not applicable.

(g) Aggregate Non-Audit Fees 2007 -$3,507

(h) Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	February 29, 2008